Document and Entity Information	Mar. 15, 2024
Cover [Abstract]
Entity Registrant Name	Drilling Tools International Corp
Amendment Flag	true
Entity Central Index Key	0001884516
Document Type	8-K/A
Document Period End Date	Mar. 15, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-41103
Entity Tax Identification Number	87-2488708
Entity Address, Address Line One	3701 Briarpark Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(832)
Local Phone Number	742-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	DTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On March 19, 2024, Drilling Tools International Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the acquisition of one hundred percent (100%) of the shares of Casing Technologies Group Limited, which wholly-owned Deep Casing Tools Limited (“Deep Casing”), pursuant to a Share Purchase Agreement, by and among the Company’s wholly-owned subsidiary Drilling Tools International, Inc., a Louisiana corporation, Casing Technologies Group Limited (“CTG”), and certain shareholders of Deep Casing party thereto (the “Share Purchase Agreement”) on March 15, 2024. Pursuant to the Share Purchase Agreement, following the acquisition of the shares of CTG, CTG and Deep Casing became wholly-owned subsidiaries of the Company. As permitted under Item 9.01 of Form 8-K, this Amendment No. 1 to the Current Report on Form 8-K amends and supplements the Original Form 8-K solely to provide the historical financial statements and the unaudited pro forma condensed combined financial information required under Item 9.01 of Form 8-K within 71 calendar days after the date on which the Original Form 8-K was required to be filed.